Cover	Dec. 11, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	The original Form 8-K filed on December 12, 2025 (the “Original Form 8-K”), incorrectly indicated on the Form 8-K header that the date of earliest event reported as being December 5, 2025. The sole purpose of this Current Report on Form 8-K/A is to correct the date on the cover page of the Original Form 8-K to December 11, 2025. Item 8.01 of the Original Form 8-K is provided below and is identical to the information provided in the Original Form 8-K. No other changes have been made to the Original Form 8-K.
Document Period End Date	Dec. 11, 2025
Entity File Number	001-42995
Entity Registrant Name	PROCAP FINANCIAL, INC.
Entity Central Index Key	0002076163
Entity Tax Identification Number	39-2767031
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	600 Lexington Avenue
Entity Address, Address Line Two	Floor 2
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(305)
Local Phone Number	938-0912
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	BRR
Security Exchange Name	NASDAQ
exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	BRRWW
Security Exchange Name	NASDAQ